BASIS OF PRESENTATION (Details Narrative) (USD $)	0 Months Ended				1 Months Ended					12 Months Ended		7 Months Ended		8 Months Ended
	Feb. 13, 2012	Nov. 10, 2011	Aug. 01, 2011	Nov. 10, 2010	Dec. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Jun. 21, 2011	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2013	Nov. 10, 2010 Common Stock Private Placement	Nov. 10, 2010 Eses Holdings (Foreign Investor) Common Stock Private Placement	Feb. 13, 2012 Common Stock Private Placement
Cash					$ 1,423					$ 7,519	$ 3,413,522
Purchase Agreement, value	124,920	700,000	60,000	5,000,000	600,000	200,160	375,000	550,000	550,000	2,500,080			5,000,000
Purchase Agreement, shares issued													20,000,000	10,000,000
Purchase Agreements, Share Price										$ 0.25		$ 0.25
Number of shares available to be sold												40,000,000		2,500,000
Gross proceeds from sale												$ 10,000,000